OTHER EXPENSES (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Expenses [Abstract]
Consulting fees	¥ 38,031,501	¥ 9,282,890	¥ 5,736,437
Advertising and promotion expenses	15,323,838	15,028,164	16,383,290
Office expenses	14,425,608	18,769,477	14,453,830
Entertainment and travelling expenses	14,237,820	14,506,006	11,767,688
Depreciation and amortization	13,299,246	10,804,855	6,595,476
Communication expenses	2,549,164	2,598,250	2,530,162
Research and development expenses	1,419,878	4,794,998	8,507,265
Asset management expenses	0	0	3,887,977
Provision for cost method investment			1,270,001
Others	14,268,602	6,409,916	4,675,782
Total	¥ 113,555,657	¥ 82,194,556	¥ 75,807,908